400 Howard Street
P.O.Box 7101
San Francisco, CA 94105
Tel +1 415 670 7987
Fax +1 415 618 5462
Edward.Baer@blackrock.com

July 23, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 1, 2013 to the prospectuses for the funds listed in Appendix A. The purpose of this filing is to submit the 497 dated July 1, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.

Appendix A

iShares 2013 AMT-Free Muni Term ETF

iShares 2014 AMT-Free Muni Term ETF

iShares 2015 AMT-Free Muni Term ETF

iShares 2016 AMT-Free Muni Term ETF

iShares 2017 AMT-Free Muni Term ETF

iShares 2018 AMT-Free Muni Term ETF

iShares 2019 AMT-Free Muni Term ETF

iShares Asia 50 ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Emerging Markets Infrastructure ETF

iShares Europe ETF

iShares Global 100 ETF

iShares Global Clean Energy ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global Nuclear Energy ETF

iShares Global Tech ETF

iShares Global Telecom ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares India 50 ETF

iShares International Developed Property ETF

iShares International Preferred Stock ETF

iShares Japan Large-Cap ETF

iShares Latin America 40 ETF

iShares Micro-Cap ETF

iShares Nasdaq Biotechnology ETF

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 Value ETF

iShares Russell 3000 ETF

iShares Russell 3000 Growth ETF

iShares Russell 3000 Value ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares U.S. Preferred Stock ETF